Consolidated Statements of Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2017	12,019,701
Balance at Dec. 31, 2017	$ 120	$ 903,247	$ (854,921)	$ (18,879)	$ 1,239	$ 30,806
Net (loss) income	0	0	(71,171)	0	773	(70,398)
Translation adjustment	0	0	0	(1,563)	(220)	(1,783)
Dividend payment to noncontrolling interest	0	0	0	0	(200)	(200)
Stock-based compensation expense	$ 0	3,337	0	0	0	$ 3,337
Exercise of stock options (in shares)	70,086					70,086
Exercise of stock options	$ 1	213	0	0	0	$ 214
Vesting of restricted stock units/awards (in shares)	151,852
Vesting of restricted stock units/awards	$ 1	(1)	0	0	0	$ 0
Vested restricted stock cancelled for employee minimum income taxes (in shares)	(46,024)					(48,524)
Vested restricted stock cancelled for employee minimum income taxes	$ 0	(1,151)	0	0	0	$ (1,151)
Public equity offering (in shares)	1,820,000
Public equity offering	$ 18	46,981	0	0	0	46,999
Balance (in shares) at Dec. 31, 2018	14,015,615
Balance at Dec. 31, 2018	$ 140	952,626	(926,092)	(20,442)	1,592	7,824
Net (loss) income	0	0	(48,199)	0	985	(47,214)
Translation adjustment	0	0	0	1,124	(74)	1,050
Dividend payment to noncontrolling interest	0	0	0	0	(315)	(315)
Stock-based compensation expense	$ 0	4,701	0	0	0	$ 4,701
Exercise of stock options (in shares)	86,900					86,900
Exercise of stock options	$ 1	140	0	0	0	$ 141
Vesting of restricted stock units/awards (in shares)	225,860
Vesting of restricted stock units/awards	$ 2	(2)	0	0	0	$ 0
Vested restricted stock cancelled for employee minimum income taxes (in shares)	(103,588)					(170,254)
Vested restricted stock cancelled for employee minimum income taxes	$ (1)	(818)	0	0	0	$ (819)
Balance (in shares) at Dec. 31, 2019	14,224,787
Balance at Dec. 31, 2019	$ 142	956,647	(974,291)	(19,318)	2,188	(34,632)
Net (loss) income	0	0	(37,225)	0	113	(37,112)
Translation adjustment	0	0	0	(595)	(472)	(1,067)
Dividend payment to noncontrolling interest	0	0	0	0	(217)	(217)
Stock-based compensation expense	$ 0	2,043	0	0	0	$ 2,043
Exercise of stock options (in shares)	5,000					5,000
Exercise of stock options	$ 0	15	0	0	0	$ 15
Vesting of restricted stock units/awards (in shares)	151,346
Vesting of restricted stock units/awards	$ 2	(2)	0	0	0	$ 0
Vested restricted stock cancelled for employee minimum income taxes (in shares)	(48,032)					(139,700)
Vested restricted stock cancelled for employee minimum income taxes	$ (1)	(119)	0	0	0	$ (120)
Balance (in shares) at Dec. 31, 2020	14,333,101
Balance at Dec. 31, 2020	$ 143	$ 958,584	$ (1,011,516)	$ (19,913)	$ 1,612	$ (71,090)